Events subsequent to the reporting date	12 Months Ended
Dec. 31, 2018
Events subsequent to the reporting date [Abstract]
Events subsequent to the reporting date
29	Events subsequent to the reporting date

On February 14, 2019, Grupo TMM acquired the remaining 50% of the capital stock of Optimus, whereby beginning that date, it is a 100% subsidiary of the Company. The purpose of this acquisition is to continue to develop hydrocarbon and refined oil product storage and transportation infrastructure, such as gasoline, diesel, and turbosine in the Port of Tuxpan, to meet the growing demand thereof.